Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2012
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGAX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGCX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMRX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABEMX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMSX

Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Aberdeen Emerging Markets Fund
Objective
The Aberdeen Emerging Markets Fund, formerly the Aberdeen Emerging Markets
Institutional Fund, (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 16 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 72 - 73 of the Fund's Statement of
Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Emerging Markets Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.24%	0.13%	0.28%	0.13%	0.38%
Total Annual Fund Operating Expenses		1.39%	2.03%	1.68%	1.03%	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.39%	2.03%	1.68%	1.03%	1.28%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	708	990	1,292	2,148
Class C Shares	306	637	1,093	2,358
Class R Shares	171	530	913	1,987
Institutional Class Shares	105	328	569	1,259
Institutional Service Class Shares	130	406	702	1,545

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Emerging Markets Fund Class C Shares	206	637	1,093	2,358

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1.51% of the average value of its portfolio.
Principal Strategies
The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.
Principal Risks
The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares -- Occasionally,
shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Emerging Markets Fund for periods prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund"). The Emerging Markets Fund adopted the performance of the
Predecessor Fund as the result of a reorganization on November 23, 2009 in which the Emerging Markets Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Emerging Markets Fund and the
Predecessor Fund have substantially similar investment objectives and strategies. On May 18, 2012, the Fund changed its name from Aberdeen Emerging
Markets Institutional Fund to Aberdeen Emerging Markets Fund.

Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.
Class A, Class C and Class R shares are new. Returns for Class A, Class C,
Class R and Institutional Service Class, prior to their inception date, are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for the Institutional Class have varied from year to year. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008 Quarter Ended March 31, 2012: 15.11%
After-tax returns are shown in the following table for the Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Aberdeen Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Class C Shares	Class C shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Class R Shares	Class R shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Institutional Class Shares	Institutional Class Shares - Before Taxes	(11.05%)	7.83%	May 11, 2007
Institutional Service Class Shares	Institutional Service Class Shares - Before Taxes	(11.31%)	7.78%	May 11, 2007
After Taxes on Distributions Institutional Class Shares	Institutional Class shares - After Taxes on Distributions	(11.61%)	7.14%	May 11, 2007
After Taxes on Distributions and Sales Institutional Class Shares	Institutional Class shares - After Taxes on Distributions and Sale of Shares	(7.02%)	6.40%	May 11, 2007
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	0.84%	May 11, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 27, 2012
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Aberdeen Emerging Markets Fund, formerly the Aberdeen Emerging Markets
Institutional Fund, (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of emerging
		market country issuers.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 16 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 72 - 73 of the Fund's Statement of
		Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 1.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.51%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.  As a non-fundamental policy, under normal circumstances, the
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of issuers that:

o  Have their principal securities trading market in an emerging market country;

o  Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o  Are organized under the laws of, and have their principal office in, an emerging market country.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

An "emerging market" country is any country determined by the Adviser or
Subadvisers to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.  Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries.  There are currently over 130 countries that the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets.
These countries generally include every nation in the world except the United
States, Canada, Japan, Australia, New Zealand and most nations located in
Western Europe.  The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Adviser or Subadvisers.

The Fund may invest in securities denominated in major currencies, including
U.S. dollars, and currencies of emerging market countries in which it is permitted to invest.  The Fund typically has full currency exposure to those
		markets in which it invests.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Emerging Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares -- Occasionally,
shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
		Risks" in the prospectus.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The returns presented for the Emerging Markets Fund for periods prior to
November 23, 2009 reflect the performance of a predecessor fund (the
"Predecessor Fund"). The Emerging Markets Fund adopted the performance of the
Predecessor Fund as the result of a reorganization on November 23, 2009 in which the Emerging Markets Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Emerging Markets Fund and the
Predecessor Fund have substantially similar investment objectives and strategies. On May 18, 2012, the Fund changed its name from Aberdeen Emerging
Markets Institutional Fund to Aberdeen Emerging Markets Fund.

Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.
Class A, Class C and Class R shares are new. Returns for Class A, Class C,
Class R and Institutional Service Class, prior to their inception date, are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.

The bar chart and table below can help you evaluate potential risks of the
Emerging Markets Fund. The bar chart shows how the Fund's annual total returns for the Institutional Class have varied from year to year. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us
		or call 866-667-9231.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Institutional Class Shares (Years Ended Dec. 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 39.91% - 2nd quarter 2009 Worst Quarter: -22.69% - 4th quarter 2008 Quarter Ended March 31, 2012: 15.11%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for the Institutional Class shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the following table for the Institutional
Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other
		employer-sponsored retirement plans.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2011
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	(40.36%)
Annual Return 2009	rr_AnnualReturn2009	76.55%
Annual Return 2010	rr_AnnualReturn2010	27.58%
Annual Return 2011	rr_AnnualReturn2011	(11.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class Shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2007

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.